UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐     Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐    Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting [________________] to [________________]

☒    Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2025 to December 31, 2025

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
January 29, 2026
__________________________________
Harley-Davidson Customer Funding Corp. [1] (Exact name of securitizer as specified in its charter)

333-285406 (Commission File Number of securitizer)	0001114926 (Central Index Key Number of securitizer)

William S. Jue, General Counsel, (312) 368-9501 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Harley-Davidson Customer Funding Corp., as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities by the following trusts: (i) Harley-Davidson Motorcycle Trust 2021-A (Commission File Number 333-230733-03; Central Index Key Number 0001841508), (ii) Harley-Davidson Motorcycle Trust 2021-B (Commission File Number 333-230733-04; Central Index Key Number 0001872446), (iii) Harley-Davidson Motorcycle Trust 2022-A (Commission File Number 333-262475-01; Central Index Key Number 0001921031), (iv) Harley-Davidson Motorcycle Trust 2023-A (Commission File Number 333-262475-02; Central Index Key Number 0001963533), (v) Harley-Davidson Motorcycle Trust 2023-B (Commission File Number 333-262475-03; Central Index Key Number 0001989332), (vi) Harley-Davidson Motorcycle Trust 2024-A (Commission File Number 333-262475-04; Central Index Key Number 0002017611), (vii) Harley- Davidson Motorcycle Trust 2024-B (Commission File Number 333-262475-05; Central Index Key Number 0002034427), (viii) Harley-Davidson Motorcycle Trust 2025-A (Commission File Number 333-285406-01; Central Index Key Number 0002066712) and (ix) all applicable private issuances under Harley-Davidson Customer Funding Corp.'s asset-backed securitization program.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

By: /s/ David Viney
Name: David Viney
Title: Vice President and Treasurer

January 29, 2026